Equity (Loss) Earnings of Joint Ventures	12 Months Ended
Jul. 03, 2016
Equity Method Investments And Joint Ventures [Abstract]
Equity (Loss) Earnings of Joint Ventures

EQUITY (LOSS) EARNINGS OF JOINT VENTURES

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a one-third ownership interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method. The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Net sales	$114,338	$124,929	$111,844
Cost of goods sold	94,060	105,132	94,701
Gross profit	20,278	19,797	17,143
Engineering, selling and administrative expense	15,866	16,155	14,169
Impairment Charge	6,000	—	—
(Loss) income from operations	(1,588)	3,642	2,974
Other (expense) income, net	(115)	123	1,809
(Loss) income before provision for Income taxes	(1,703)	3,765	4,783
Provision for income taxes	168	41	810
Net (loss) income	$(1,871)	$3,724	$3,973
STRATTEC’s share of VAST LLC net
(loss) income	$(624)	$1,241	$1,324
Intercompany profit eliminations	(15)	10	—
STRATTEC’s equity (loss) earnings of VAST LLC	$(639)	$1,251	$1,324

	July 3, 2016	June 28, 2015
Cash and cash equivalents	$6,584	$5,792
Receivables, net	24,557	23,511
Inventories, net	13,500	13,792
Other current assets	13,007	12,479
Total current assets	57,648	55,574
Property, plant and equipment, net	26,557	26,070
Other long-term assets	11,086	15,413
Total assets	$95,291	$97,057
Current liabilities	$50,462	$43,605
Long-term liabilities	2,019	7,212
Total liabilities	$52,481	$50,817
Net assets	$42,810	$46,240
STRATTEC’s share of VAST LLC net assets	$14,270	$15,413

The current year equity loss of joint ventures for VAST LLC included a $6 million impairment charge related to its Minda-VAST Access Systems joint venture in India. STRATTEC’s portion of this impairment charge in 2016 totaled $2 million.

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a 51 percent ownership interest in a joint venture company, SAL LLC, which exists to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner. SAL LLC is considered a variable interest entity based on the STRATTEC guarantee. STRATTEC is not the primary beneficiary and does not control the entity. Accordingly, our investment in SAL LLC is accounted for using the equity method. SAL LLC had a $1.5 million revolving credit facility with BMO Harris Bank N.A. with a maturity date of February 16, 2016, which was fully guaranteed by STRATTEC. Outstanding borrowings under the SAL Credit Facility as of February 16, 2016 and June 28, 2015 totaled $1.5 million and $995,000, respectively. SAL LLC did not have cash available to pay the outstanding debt balance as of the maturity date. Therefore, STRATTEC made a payment of $1.5 million on its guarantee on February 16, 2016. Prior to making the guarantee payment, STRATTEC had recorded a liability related to the guarantee of $1.5 million and $995,000 at February 16, 2016 and June 28, 2015, respectively, which amounts were equal to the estimated fair value of the guarantee as of these dates. As of June 28, 2015, the guarantee liability was included in Other Current Liabilities in the accompanying Consolidated Balance Sheets. STRATTEC’s proportionate share of the guarantee based on our ownership percentage in SAL LLC totaled $765,000 and $507,000, respectively, as of February 16, 2016 and June 28, 2015, and accordingly, our investment in SAL LLC included these amounts as of these dates. Our joint venture partner did not guarantee their proportionate share of the SAL Credit Facility. As a result, we recorded a loss equal to our partner’s proportionate share of the fair value of the STRATTEC guarantee based upon our partner’s ownership interest in the joint venture of $488,000 during fiscal 2015 and $247,000 during 2016. This loss is included in Equity (Loss) Earnings of Joint Ventures for 2016 and 2015, as applicable, in the accompanying Consolidated Statements of Income and Comprehensive Income.

Effective November 1, 2014, a license agreement was signed with Westinghouse allowing SAL LLC to do business as Westinghouse Security. Payments required under this license agreement were guaranteed by STRATTEC. As of July 3, 2016 and June 28, 2015, STRATTEC had recorded a liability equal to the estimated fair value of the guarantee of these payments of $250,000, which amount is equal to the future payments required to be made under the license agreement as of these dates. The liability is included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets. STRATTEC’s proportionate share of the guarantee of these payments based on our ownership percentage in SAL LLC totals $127,000, and accordingly, our investment in SAL LLC was increased by this amount as of July 3, 2016 and June 28, 2015. Our joint venture partner did not guarantee their proportionate share of the payments required under the license agreement. As a result, STRATTEC recorded a loss of $123,000 which is equal to our partner’s proportionate share, based upon their ownership interest in the joint venture, of the fair value of the STRATTEC guarantee. This loss is included in Equity (Loss) Earnings of Joint Ventures for 2015 in the accompanying Consolidated Statements of Income and Comprehensive Income.

During 2015, a loan was made from STRATTEC to SAL LLC in support of operating expenses and working capital needs. As of June 28, 2015, the outstanding loan amount totaled $100,000. A valuation reserve of $100,000 was recorded related to this loan as of June 28, 2015. During 2016, additional loans totaling $225,000 were made from STRATTEC to SAL LLC in support of operating expenses and working capital needs. A valuation reserve of $225,000 was recorded related to the additional loans during 2016. The corresponding losses related to the valuation reserves are included in Equity (Loss) Earnings of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income. As of July 3, 2016, the outstanding loan amount totaled $325,000, which was fully offset by a valuation reserve of $325,000.

Even though we maintain a 51 percent ownership interest in SAL LLC, effective with our fiscal 2015 fourth quarter, 100 percent of the funding for SAL LLC was being made by loans from STRATTEC to SAL LLC. Therefore, STRATTEC began recognizing 100 percent of the losses of SAL LLC up to our committed financial support through Equity (Loss) Earnings of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income effective with our fiscal 2015 fourth quarter.

The following are summarized statements of operations and summarized balance sheet data for SAL LLC (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Net sales	$603	$49	$—
Cost of goods sold	382	450	—
Gross profit (loss)	221	(401)	—
Engineering, selling and administrative expense	1,311	1,492	720
Loss from operations	(1,090)	(1,893)	(720)
Other expense, net	(34)	(4)	—
Net loss	$(1,124)	$(1,897)	$(720)
STRATTEC’s share of SAL LLC loss	$(1,124)	$(1,328)	$(367)
Loss on Guarantee of SAL LLC Vendor Contract	—	(123)	—
Loss on Loan to SAL LLC	(225)	(100)	—
Loss on Guarantee of SAL LLC Credit facility	(247)	(488)	—
STRATTEC’s equity loss of SAL LLC	$(1,596)	$(2,039)	$(367)

	July 3, 2016	June 28, 2015
Cash and cash equivalents	$21	$71
Receivables, net	60	14
Inventories, net	283	246
Property, plant and equipment, net	—	—
Total assets	$364	$331
Current liabilities	$1,256	$1,600
Net liabilities	$(892)	$(1,269)
STRATTEC’s share of SAL LLC net liabilities	$(455)	$(647)

We have sales of component parts to VAST LLC and SAL LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC to STRATTEC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and SAL LLC for the periods indicated (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Sales to VAST LLC	$304	$2,298	$231
Sales to SAL LLC	$363	$157	$—
Purchases from VAST LLC	$149	$164	$233
Expenses charged to VAST LLC	$1,034	$832	$743
Expenses charged from VAST LLC	$1,526	$1,825	$1,261

	July 3, 2016	June 28, 2015
Accounts receivable from VAST LLC	$55	$118
Accounts receivable from SAL LLC	$450	$278
Current loan receivable from SAL LLC (A)	$325	$100
Long-term loan receivable from VAST LLC	$400	$500
Accounts payable to VAST LLC	$213	$267

(A)	Based on the current financial position of SAL LLC, a valuation reserve has been established as of July 3, 2016 and June 28, 2015 for the full amount of the loan receivable balance.